Stockholders Equity (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended			6 Months Ended		12 Months Ended
	May 22, 2025	Mar. 31, 2025	Nov. 30, 2025	Nov. 30, 2024	Aug. 31, 2024	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024	May 15, 2025
Price per share								$ 2.04
Warrants exercised for shares issued								7,429
Converted loan		$ 350,000				$ 2,193,195
Converted loan interest						$ 90,954
Loan converted into shares		407,471				4,870,291
Shares issued for cash, share						130,000
Shares issued for cash, amount						$ 117,000
Stock issued during period, shares, new issues		57,875
Stock issued during period, value, new issues			$ 117,000	$ 138,469	$ 1,092,500			$ 1,709,438
Issued shares for compensation						454,661
Issued shares for compensation, amount						$ 254,868
Converted loan interest		$ 16,724
Compensation amount		$ 118,007				$ 451,609	$ 0	$ 627,495	$ 0
Conversion of loan, per shares		$ 0.90
Commitments [Member]
Stock issued during period, shares, new issues						88,000
Stock issued during period, value, new issues						$ 54,040
Warrant [Member]
Warrants exercised										10,400
Warrants exercised for shares issued										7,429
Private Placement [Member]
Price per share								$ 0.90
Share sold during period								1,926,742
Proceeds from share sold								$ 1,712,099
Stock Options [Member]
Loan converted into shares	360,000
Converted shares issued	205,715
Bottom [Member]
Price per share			$ 0.44			$ 0.44
Bottom [Member] | Commitments [Member]
Price per share			0.52			0.52
Bottom [Member] | Warrant [Member]
Price per share								$ 0.75
Bottom [Member] | Converted Loans [Member]
Price per share			0.45			0.45
Top [Member]
Price per share			0.90			0.90
Top [Member] | Commitments [Member]
Price per share			0.70			0.70
Top [Member] | Warrant [Member]
Price per share								$ 0.9
Top [Member] | Converted Loans [Member]
Price per share			$ 0.90			$ 0.90